Asset Impairment (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) aircraft	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) aircraft	Jun. 30, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment	$ 73,421	$ 17,819	$ 87,368	$ 22,850
Flight Equipment Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment			$ 5,500
Number of aircraft held for sale | aircraft	4		4